DEBT (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of notes payable - convertible option

	2026	2025
Principal Outstanding	$208,200	$208,150
Less: unamortized debt discount	(125,067)	(27,150)
Notes payable current – convertible option, net	$83,133	$181,000

Schedule of derivative liability

	Face Amount		Derivative Liability
	03/31/2026	12/31/2025	03/31/2026	12/31/2025
Vanquish Funding	$263,665	$316,098	$263,666	$316,099

Schedule of derivative liability

Derivative Liability
Balances at December 31, 2025	$316,099
Reclassification of convertible note – Vanquish funding	(73,747)
Issuance of convertible note – Vanquish funding	(65,550)
Conversion of note – Vanquish funding	65,550
Change in fair value	126,178
–
Balances at March 31, 2026	$263,667

Schedule of loans payable

	March 31,	December 31,
	2026	2025
RI - line of credit	$71,285	$71,285
RI - Short-term loans	32,402	32,402
WS - line of credit	163,663	163,661
WS - Short-term loans	91,600	91,600
OPT – Optilan Communications & Security Ltd	828	857
Loans payable, current	$359,778	$359,805

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	55,506	55,506
WS - SBA EIDL	26,307	26,307
WS - long-term loans	–	97,006
Loans payable, non-current	$184,410	$281,416